PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Prepaid Expenses And Other Current Assets Details
Prepaid Insurance		$ 4,000	$ 3,750
Prepaid rent		10,827	10,827
Prepaid consulting fees		47,333	13,125
Other Current Assets		2,187	3,818
Prepaid Expenses and Other Current Assets	$ 50,605	$ 64,347	$ 31,520